Loans and Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Financing Receivables [Text Block]
Note 3: Loans and Leases

The Company makes loans to customers primarily in the Greater Baltimore Maryland metropolitan area and surrounding communities. A substantial portion of the Company’s loan portfolio consists of loans to businesses secured by real estate and/or other business assets.

The loan portfolio segment balances at March 31, 2015 and December 31, 2014 are presented in the following table:

	March 31, 2015			December 31, 2014
(in thousands)	Legacy	Acquired	Total	Legacy	Acquired	Total
Real estate
Construction and land	$51,983	$6,921	$58,904	$56,490	$7,668	$64,158
Residential - first lien	66,473	28,866	95,339	58,904	29,389	88,293
Residential - junior lien	12,255	8,243	20,498	11,006	8,295	19,301
Total residential real estate	78,728	37,109	115,837	69,910	37,684	107,594
Commercial - owner occupied	81,636	25,946	107,582	85,824	27,002	112,826
Commercial - non-owner occupied	115,798	23,032	138,830	100,589	23,369	123,958
Total commercial real estate	197,434	48,978	246,412	186,413	50,371	236,784
Total real estate loans	328,145	93,008	421,153	312,813	95,723	408,536
Commercial loans and leases	118,938	26,011	144,949	113,176	26,493	139,669
Consumer	1,139	3,196	4,335	1,485	3,227	4,712
Total loans	$448,222	$122,215	$570,437	$427,474	$125,443	$552,917

There were $49.2 million in loans held for sale at March 31, 2015 and $42.9 million at December 31, 2014.

Note 6: Loans and Leases

The Company makes loans and leases to customers primarily in the Greater Baltimore Maryland metropolitan area, and surrounding communities. A substantial portion of the Company’s loan portfolio consists of loans to businesses secured by real estate and/or other business assets.

The loan portfolio segment balances at December 31, 2014 and December 31, 2013 are presented in the following table:

	December 31, 2014			December 31, 2013
(in thousands)	Legacy	Acquired	Total	Legacy	Acquired	Total
Real estate
Construction and land	$56,490	$7,668	$64,158	$44,767	$6,117	$50,884
Residential - first lien	58,904	29,389	88,293	38,747	502	39,249
Residential - junior lien	11,006	8,295	19,301	8,220	46	8,266
Total residential real estate	69,910	37,684	107,594	46,967	548	47,515
Commercial - owner occupied	85,824	27,002	112,826	79,623	10,710	90,333
Commercial - non-owner occupied	100,589	23,369	123,958	99,933	13,626	113,559
Total commercial real estate	186,413	50,371	236,784	179,556	24,336	203,892
Total real estate loans	312,813	95,723	408,536	271,290	31,001	302,291
Commercial loans and leases	113,176	26,493	139,669	96,518	3,892	100,410
Consumer	1,485	3,227	4,712	1,153	21	1,174
Total loans	$427,474	$125,443	$552,917	$368,961	$34,914	$403,875

There were $42.9 million and $3.3 million in loans held for sale at December 31, 2014 and December 31, 2013, respectively.

Portfolio Segments

The Company currently manages its credit products and the respective exposure to credit losses (credit risk) by the following specific portfolio segments (classes) which are levels at which the Company develops and documents its systematic methodology to determine the allowance for credit losses attributable to each respective portfolio segment.  These segments are:

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Commercial business loans & leases – Commercial loans are made to provide funds for equipment and general corporate needs.  Repayment of a loan primarily uses the funds obtained from the operation of the borrower’s business.  Commercial loans also include lines of credit that are utilized to finance a borrower’s short-term credit needs and/or to finance a percentage of eligible receivables and inventory. The Company’s loan portfolio also includes a small portfolio of equipment leases, which consists of leases for essential commercial equipment used by small to medium sized businesses.

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Construction and land loans – Commercial acquisition, development and construction loans are intended to finance the construction of commercial and residential properties and include loans for the acquisition and development of land.  Construction loans represent a higher degree of risk than permanent real estate loans and may be affected by a variety of factors such as the borrower’s ability to control costs and adhere to time schedules and the risk that constructed units may not be absorbed by the market within the anticipated time frame or at the anticipated price.  The loan commitment on these loans often includes an interest reserve that allows the lender to periodically advance loan funds to pay interest charges on the outstanding balance of the loan.

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Commercial owner occupied real estate loans  – Commercial owned-occupied real estate loans consist of commercial mortgage loans secured by owner occupied properties where an established banking relationship exists and involves a variety of property types to conduct the borrower’s operations.  The primary source of repayment for this type of loan is the cash flow from the business and is based upon the borrower’s financial health and the ability of the borrower and the business to repay.

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Commercial non-owner occupied real estate loans  – Commercial non-owner occupied loans consist of properties where an established banking relationship exists and involves investment properties for warehouse, retail, and office space with a history of occupancy and cash flow.  This commercial real estate category contains mortgage loans to the developers and owners of commercial real estate where the borrower intends to operate or sell the property at a profit and use the income stream or proceeds from the sale(s) to repay the loan.

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Consumer loans – This category of loans includes primarily installment loans and personal lines of credit.  Consumer loans include installment loans used by customers to purchase automobiles, boats and recreational vehicles.

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Residential first lien mortgage loans – The residential real estate category contains permanent mortgage loans principally to consumers secured by residential real estate. Residential real estate loans are evaluated for the adequacy of repayment sources at the time of approval, based upon measures including credit scores, debt-to-income ratios, and collateral values. Loans may be either conforming or non-conforming.

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Residential junior lien mortgage loans  – This category of loans includes primarily home equity loans and lines.  The home equity category consists mainly of revolving lines of credit to consumers which are secured by residential real estate. These loans are typically secured with second mortgages on the homes.